SCHEDULE OF CONSOLIDATED SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Nov. 30, 2023
AD Advisory Services Ltd [Member]
ConsolidatedSubsidiariesLineItems [Line Items]
Ownership	51.00%	51.00%
Jurisdiction	Australia	Australia
Primary Business	Wealth Management	Wealth Management
Markets Served	Australia	Australia
Technology	Third-party software	Third-party software
Alchemy Markets Ltd. [Member]
ConsolidatedSubsidiariesLineItems [Line Items]
Ownership	100.00%	100.00%
Jurisdiction	Malta	Malta
Primary Business	FX, CFDs, Stocks, Bonds	FX, CFDs, Stocks, Bonds
Markets Served	Europe (excl. UK)	Europe (excl. UK)
Technology	Condor Trading & Third-party	Condor Trading & Third-party
Alchemy Prime Ltd [Member]
ConsolidatedSubsidiariesLineItems [Line Items]
Ownership	100.00%	100.00%	49.90%
Jurisdiction	United Kingdom	United Kingdom
Primary Business	FX, CFDs	FX, CFDs
Markets Served	United Kingdom	United Kingdom
Technology	Condor Trading & Third-party	Condor Trading & Third-party
T I C G Integrated Solutions Ltd [Member]
ConsolidatedSubsidiariesLineItems [Line Items]
Ownership	100.00%
Jurisdiction	Cyprus
Primary Business	Technology Services
Markets Served	Europe
Technology	Condor Trading
AIL [Member]
ConsolidatedSubsidiariesLineItems [Line Items]
Ownership	99.90%	99.90%
Jurisdiction	Seychelles	Seychelles
Primary Business	FX, CFDs	FX, CFDs
Markets Served	Asia	Asia
Technology	Condor Trading & Third-party	Condor Trading & Third-party
Xoala Asia [Member]
ConsolidatedSubsidiariesLineItems [Line Items]
Ownership	100.00%	100.00%
Jurisdiction	Mauritius	Mauritius
Primary Business	Payment Intermediary Services	Payment Intermediary Services
Markets Served	Asia	Asia
Technology	Third-party	Third-party
Prime Intermarket Group Eurasia [Member]
ConsolidatedSubsidiariesLineItems [Line Items]
Ownership	100.00%	100.00%
Jurisdiction	Mauritius	Mauritius
Primary Business	FX, CFDs	FX, CFDs
Markets Served	Asia	Asia
Technology	Condor Trading & Third-party	Condor Trading & Third-party
Alchemy Markets Cayman Ltd [Member]
ConsolidatedSubsidiariesLineItems [Line Items]
Ownership	100.00%
Jurisdiction	Cayman Islands
Primary Business	Securities Investment Business (Broker/Dealer)
Markets Served	International
Technology	Condor Trading & Third-party
Xoala A P Cyprus Ltd [Member]
ConsolidatedSubsidiariesLineItems [Line Items]
Ownership	100.00%
Jurisdiction	Cyprus
Primary Business	Intra-group Treasury and Payment Processing
Markets Served	Europe
Technology	Third-party
Alchemytech Ltd [Member]
ConsolidatedSubsidiariesLineItems [Line Items]
Ownership		100.00%
Jurisdiction		Cyprus
Primary Business		Technology Services
Markets Served		Europe
Technology		Condor Trading